SHAREHOLDERS' EQUITY (Summary of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 291	$ 297
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	8	5
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	102	86
Selling and marketing, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	104	61
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 77	$ 145